SEGMENT REPORTING (Tables)	6 Months Ended
Sep. 30, 2025
SEGMENT REPORTING
Schedule of summary information by segment

	For the six months ended September 30, 2025
			Software
			Development
	Auto Insurance	Other	and
	Aftermarket	Scenario-based	Information
	Value-added	Customized	Technology
	Services	Service	Services	Total

Revenues	$39,350,669	$1,600,215	$40,920	$40,991,804
Cost of revenues	35,551,911	1,422,688	35,731	37,010,330
Gross profit	3,798,758	177,527	5,189	3,981,474
Operating expenses	1,024,912	41,679	1,066	1,067,657
Income from operations	2,773,846	135,848	4,123	2,913,817
Income tax provision	486,071	19,766	505	506,342
Net income	2,572,116	104,596	2,675	2,679,387
Depreciation	31,571	1,284	32	32,887
Capital expenditure	—	—	—	—
Total assets	$45,880,508	$1,865,754	$47,710	$47,793,972

	For the six months ended September 30, 2024
			Software
			Development
	Auto Insurance	Other	and
	Aftermarket	Scenario-based	Information
	Value-added	Customized	Technology
	Services	Service	Services	Total
	(Unaudited)	(Unaudited)	(Unaudited)

Revenue	$28,210,396	$5,579,468	$304,504	$34,094,368
Cost of revenue	25,415,097	4,841,962	236,795	30,493,854
Gross profit	2,795,299	737,506	67,709	3,600,514
Operating expenses	1,029,577	203,631	11,113	1,244,321
Income from operations	1,765,722	533,875	56,596	2,356,193
Income tax provision	359,682	71,138	3,881	434,701
Net income	1,594,602	315,381	17,212	1,927,195
Depreciation	10,496	2,076	113	12,685
Capital expenditure	1,220	241	13	1,474
Total assets	$26,243,951	$5,190,543	$283,278	$31,717,772